Schedule of Investments (unaudited)	iShares® MSCI Global Metals & Mining Producers ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 38.7%
29Metals Ltd.(a)	369,138	$701,869
Allkem Ltd.(a)	784,686	7,635,592
Alumina Ltd.	3,321,528	4,031,626
Australian Strategic Materials Ltd.(a)	126,378	496,533
AVZ Minerals Ltd.(a)(b)(c)	3,302,250	1,848,490
BHP Group Ltd.	6,866,538	215,581,654
BlueScope Steel Ltd.	669,018	8,675,081
Chalice Mining Ltd.(a)	438,396	1,986,345
Champion Iron Ltd.	466,956	2,528,159
Core Lithium Ltd.(a)	1,987,776	1,990,006
Deterra Royalties Ltd.	629,034	2,016,208
Fortescue Metals Group Ltd.	2,299,794	33,202,238
Glencore PLC	13,416,060	88,486,678
Grange Resources Ltd.	685,440	809,185
IGO Ltd.	921,060	8,258,882
Iluka Resources Ltd.	574,056	4,487,730
Imdex Ltd.	506,940	901,896
ionner Ltd.(a)	2,036,328	841,220
Jervois Global Ltd.(a)	1,655,766	962,491
Lake Resources NL(a)	1,557,234	1,732,201
Liontown Resources Ltd.(a)	2,259,096	2,273,827
Lynas Rare Earths Ltd.(a)	1,228,794	8,612,365
Mincor Resources NL(a)	472,668	831,065
Mineral Resources Ltd.	231,336	10,532,626
Mount Gibson Iron Ltd.	760,410	373,810
Neometals Ltd.(a)	581,910	574,211
Nickel Mines Ltd.	1,457,274	1,335,114
OZ Minerals Ltd.	451,248	7,748,860
Perenti Global Ltd.	836,094	398,604
Pilbara Minerals Ltd.(a)	3,244,416	6,803,353
Rio Tinto Ltd.	504,084	41,242,770
Rio Tinto PLC	1,522,248	110,451,882
Sandfire Resources Ltd.	566,202	2,227,557
Sayona Mining Ltd.(a)(c)	7,277,074	1,133,719
Sims Ltd.	229,194	2,884,760
South32 Ltd.	6,293,196	22,140,632
Syrah Resources Ltd.(a)	851,088	1,123,841
Vulcan Energy Resources Ltd.(a)(c)	123,522	721,578
Western Areas Ltd.(a)	372,708	1,029,397
Yangzhou Yangjie Electronic Technology Co. Ltd.	1,251,310	26,398,054
		636,012,109
Austria — 0.3%
voestalpine AG	159,936	4,695,741

Belgium — 0.1%
Bekaert SA	52,836	2,134,065

Brazil — 6.3%
Bradespar SA	5,712	29,855
Cia Brasileira de Aluminio	204,918	706,695
Cia. Siderurgica Nacional SA	936,768	4,304,850
Vale SA	5,426,400	98,433,461
		103,474,861
Canada — 5.3%
Algoma Steel Group Inc.	110,670	1,066,583
Altius Minerals Corp.	53,550	823,032
Capstone Mining Corp.(a)	426,972	1,616,947
Copper Mountain Mining Corp.(a)	194,208	422,241
Security	Shares	Value

Canada (continued)
ERO Copper Corp.(a)	100,674	$1,248,824
Filo Mining Corp.(a)	114,240	2,290,490
First Quantum Minerals Ltd.	798,252	23,111,032
Hudbay Minerals Inc.	305,592	1,749,208
Ivanhoe Mines Ltd., Class A(a)	826,098	6,296,070
Labrador Iron Ore Royalty Corp.(c)	78,540	1,989,502
Largo Inc.(a)(c)	52,122	474,305
Lithium Americas Corp.(a)(c)	145,656	3,566,404
Lundin Mining Corp.	889,644	7,919,826
Major Drilling Group International Inc.(a)	89,250	745,132
Solaris Resources Inc.(a)(c)	72,114	639,126
Stelco Holdings Inc.	67,116	2,082,700
Taseko Mines Ltd.(a)	324,870	511,121
Teck Resources Ltd., Class B	643,314	26,671,452
Turquoise Hill Resources Ltd.(a)	109,956	3,087,826
		86,311,821
Chile — 0.1%
CAP SA	93,534	1,197,378

China — 2.5%
Aluminum Corp. of China Ltd., Class A(a)	1,213,865	930,136
Aluminum Corp. of China Ltd., Class H(a)	5,148,000	2,295,235
Anhui Honglu Steel Construction Group Co. Ltd., Class A	35,500	206,307
Baoshan Iron & Steel Co. Ltd., Class A	1,927,893	1,842,099
Chengtun Mining Group Co. Ltd., Class A	285,600	318,812
China Hongqiao Group Ltd.	3,213,000	3,982,259
China Metal Recycling Holdings Ltd.(b)	132,000	—
China Minmetals Rare Earth Co. Ltd., Class A	71,400	288,599
China Molybdenum Co. Ltd., Class A	1,713,600	1,218,031
China Molybdenum Co. Ltd., Class H	4,614,000	2,257,664
China Nonferrous Mining Corp Ltd.	1,428,000	817,071
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	285,670	1,485,325
China Oriental Group Co. Ltd.	1,180,000	309,338
China Zhongwang Holdings Ltd.(a)(b)	1,552,000	208,115
E-Commodities Holdings Ltd.	1,428,000	354,853
Ganfeng Lithium Co. Ltd., Class A	87,800	1,559,226
Ganfeng Lithium Co. Ltd., Class H(d)	339,200	4,347,713
GEM Co. Ltd., Class A	571,217	628,107
Henan Shenhuo Coal & Power Co. Ltd.	214,200	452,434
Hesteel Co. Ltd., Class A	1,213,800	426,667
Huaibei Mining Holdings Co. Ltd.	214,200	490,297
Hunan Valin Steel Co. Ltd., Class A	642,600	514,143
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	3,855,621	1,156,740
Inner Mongolia ERDOS Resources Co. Ltd.	71,400	293,066
Jiangxi Copper Co. Ltd., Class A	142,800	385,064
Jiangxi Copper Co. Ltd., Class H	1,558,000	2,521,428
Jinchuan Group International Resources Co. Ltd.	4,998,000	533,456
Maanshan Iron & Steel Co. Ltd., Class A	571,200	332,854
MMG Ltd.(a)	3,890,000	1,648,470
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	785,400	392,428
Shandong Nanshan Aluminum Co. Ltd., Class A	1,060,530	561,171
Shanxi Meijin Energy Co. Ltd., Class A(a)	359,628	621,641
Shanxi Taigang Stainless Steel Co. Ltd., Class A	499,800	431,123
Shenghe Resources Holding Co. Ltd., Class A	214,200	565,332
Shougang Fushan Resources Group Ltd.	2,856,000	1,234,451
Tiangong International Co. Ltd.	1,428,000	472,449
Tianshan Aluminum Group Co. Ltd., Class A	416,000	447,056

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tibet Summit Resources Co. Ltd., Class-A(a)	71,400	$245,722
Tongling Nonferrous Metals Group Co. Ltd., Class A	928,200	446,902
Western Mining Co. Ltd., Class A	214,200	386,975
Western Superconducting Technologies Co. Ltd., Class A	24,450	339,227
Xiamen Tungsten Co. Ltd., Class A	142,899	418,395
Yintai Gold Co. Ltd., Class A	273,240	415,444
YongXing Special Materials Technology Co. Ltd., Class A	21,100	377,941
Yunnan Aluminium Co. Ltd., Class A(a)	285,600	491,240
Yunnan Tin Co. Ltd., Class A	142,800	359,962
Zhejiang Huayou Cobalt Co. Ltd., Class A	90,500	1,274,348
		41,285,316
Cyprus — 0.0%
Atalaya Mining PLC	146,370	711,941

Finland — 0.2%
Outokumpu Oyj	501,942	2,897,963

France — 1.9%
APERAM SA	66,402	2,749,807
ArcelorMittal SA	829,668	26,563,573
Eramet SA(a)	12,852	1,947,577
		31,260,957
Germany — 0.7%
Aurubis AG	42,840	4,046,711
Salzgitter AG(a)(c)	42,126	1,726,232
thyssenkrupp AG(a)	634,746	6,111,523
		11,884,466
India — 2.7%
APL Apollo Tubes Ltd.(a)	178,492	2,145,287
Godawari Power and Ispat Ltd.	50,694	192,985
Hindalco Industries Ltd.	1,834,266	9,974,495
Hindustan Copper Ltd.	237,048	320,903
Jindal Stainless Hisar Ltd.(a)	130,662	371,889
Jindal Stainless Ltd.(a)	233,478	336,311
Jindal Steel & Power Ltd.	552,636	2,685,134
JSW Steel Ltd.	998,886	7,077,034
Lloyds Metals & Energy Ltd.	81,396	149,139
National Aluminium Co. Ltd.	1,134,546	1,405,701
Ratnamani Metals & Tubes Ltd.	24,990	846,596
Tata Steel Ltd.	835,380	11,346,364
Tata Steel Ltd., GDR	157,080	2,057,853
Usha Martin Ltd.(a)	137,802	207,938
Vedanta Ltd.	1,033,872	4,280,820
Welspun Corp. Ltd.	148,294	432,259
		43,830,708
Indonesia — 0.7%
Adaro Minerals Indonesia Tbk PT(a)	11,067,000	1,692,573
Bumi Resources Minerals Tbk PT(a)	56,730,800	887,087
Merdeka Copper Gold Tbk PT(a)	16,422,486	6,117,497
Timah Tbk PT(a)	3,498,600	454,426
Vale Indonesia Tbk PT	3,140,300	1,771,413
		10,922,996
Japan — 4.0%
Daido Steel Co. Ltd.	28,600	803,934
Daiki Aluminium Industry Co. Ltd.	59,000	609,928
Dowa Holdings Co. Ltd.	71,400	2,612,217
Hitachi Metals Ltd.(a)	293,100	4,705,215
Security	Shares	Value

Japan (continued)
JFE Holdings Inc.	642,600	$7,905,358
Kobe Steel Ltd.	499,800	2,630,434
Kyoei Steel Ltd.	18,400	186,566
Maruichi Steel Tube Ltd.	73,500	1,696,099
Mitsubishi Materials Corp.	150,200	2,309,813
Mitsui Mining & Smelting Co. Ltd.	74,200	1,956,893
Nippon Light Metal Holdings Co. Ltd.	76,040	930,112
Nippon Steel Corp.	1,071,005	18,664,012
Pacific Metals Co. Ltd.	22,600	490,499
Sanyo Special Steel Co. Ltd.	25,900	422,697
Sumitomo Metal Mining Co. Ltd.	338,600	14,157,748
Toho Titanium Co. Ltd.	71,400	1,206,390
Tokyo Steel Manufacturing Co. Ltd.	71,400	833,074
UACJ Corp.	33,638	575,612
Yamato Kogyo Co. Ltd.	71,400	2,379,096
Yodogawa Steel Works Ltd.	19,600	342,832
		65,418,529
Malaysia — 0.4%
Press Metal Aluminium Holdings Bhd	4,926,600	6,225,193

Mexico — 1.3%
Grupo Mexico SAB de CV, Series B	4,212,600	20,807,746

Netherlands — 0.1%
AMG Advanced Metallurgical Group NV	39,270	1,441,451

New Zealand — 0.0%
Vulcan Steel Ltd.	67,116	406,038

Norway — 0.9%
Norsk Hydro ASA	1,896,068	15,214,522

Peru — 0.4%
Southern Copper Corp.	114,954	7,101,858

Poland — 0.5%
Jastrzebska Spolka Weglowa SA(a)(c)	72,114	1,122,307
KGHM Polska Miedz SA	188,496	6,420,523
		7,542,830
Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	3,754,926	2,096,434

Russia — 0.0%
Alrosa PJSC(b)	2,886,002	460
MMC Norilsk Nickel PJSC(b)	71,400	11
Novolipetsk Steel PJSC(b)	1,668,000	266
Severstal PAO(b)	233,400	37
United Co. RUSAL International PJSC(a)(b)	3,450,000	550
		1,324
Saudi Arabia — 1.2%
Saudi Arabian Mining Co.(a)	1,172,388	20,315,693

Singapore — 0.0%
Straits Trading Co. Ltd.	142,800	321,028

South Africa — 2.9%
African Rainbow Minerals Ltd.	152,082	2,533,347
Anglo American Platinum Ltd.	72,114	7,892,240
Impala Platinum Holdings Ltd.	1,145,256	15,614,264
Kumba Iron Ore Ltd.	87,822	3,307,160
Northam Platinum Holdings Ltd.(a)	459,102	5,517,294
Royal Bafokeng Platinum Ltd.	130,662	1,333,953

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Sibanye Stillwater Ltd.	3,785,628	$12,258,987
		48,457,245
South Korea — 2.3%
Dongkuk Steel Mill Co. Ltd.	86,394	1,234,161
Hyundai Steel Co.	120,666	4,004,025
KG Dongbu Steel Co. Ltd.(c)	36,414	502,204
Korea Zinc Co. Ltd.	11,424	5,470,223
Poongsan Corp.	25,704	630,993
POSCO Holdings Inc.	106,386	24,728,302
Seah Besteel Holdings Corp.	20,706	292,664
SeAH Steel Holdings Corp.	1	131
Young Poong Corp.	714	387,896
		37,250,599
Spain — 0.2%
Acerinox SA	275,604	3,575,732

Sweden — 1.5%
Boliden AB	367,710	15,473,856
Boliden AB, NVS(a)	374,136	593,043
Granges AB	145,656	1,316,314
SSAB AB, Class A(c)	340,578	2,104,507
SSAB AB, Class B	851,088	4,909,061
		24,396,781
Switzerland — 0.0%
Swiss Steel Holding AG, Registered(a)	1,227,366	303,259

Taiwan — 1.8%
Century Iron & Steel Industrial Co. Ltd.	194,000	772,399
China Metal Products	208,011	230,506
China Steel Corp.	16,010,612	19,031,810
Chun Yuan Steel Industry Co. Ltd.	475,000	319,545
Chung Hung Steel Corp.	1,191,000	1,331,200
EVERGREEN Steel Corp.	199,000	416,854
Feng Hsin Steel Co. Ltd.	714,000	1,940,073
Hsin Kuang Steel Co. Ltd.	200,000	341,521
TA Chen Stainless Pipe	2,018,005	2,994,506
Tung Ho Steel Enterprise Corp.	640,700	1,396,126
YC INOX Co. Ltd.	370,263	389,339
Yieh Phui Enterprise Co. Ltd.(a)	1,428,644	1,000,563
		30,164,442
Turkey — 0.3%
Eregli Demir ve Celik Fabrikalari TAS(c)	1,893,528	3,939,831
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	1,006,026	903,412
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	268,464	491,536
		5,334,779
United Kingdom — 6.0%
Anglo American PLC	1,723,596	84,910,494
Antofagasta PLC	536,214	10,009,044
Central Asia Metals PLC	238,724	776,105
Ferrexpo PLC	412,692	911,761
Hill & Smith Holdings PLC	117,810	2,073,718
		98,681,122
United States — 15.3%
5E Advanced Materials Inc.(a)	328,440	803,754
Alcoa Corp.	249,900	15,423,828
Allegheny Technologies Inc.(a)(c)	174,216	4,790,940
Alpha Metallurgical Resources Inc.(a)	24,276	3,926,400
Arconic Corp.(a)	142,086	3,996,879
Security	Shares	Value

United States (continued)
Carpenter Technology Corp.(c)	66,402	$2,339,342
Century Aluminum Co.(a)	68,544	808,819
Cleveland-Cliffs Inc.(a)	711,144	16,484,318
Commercial Metals Co.	167,076	6,637,930
Compass Minerals International Inc.	45,696	2,053,121
Coronado Global Resources Inc.(d)	1,026,732	1,573,022
Freeport-McMoRan Inc.	1,972,782	77,096,321
Kaiser Aluminum Corp.	21,420	2,188,481
Materion Corp.	27,846	2,282,815
MP Materials Corp.(a)(c)	108,528	4,279,259
Nucor Corp.(c)	364,854	48,328,561
Piedmont Lithium Inc.(a)(c)	22,848	1,479,636
Ramaco Resources Inc.	29,274	397,248
Reliance Steel & Aluminum Co.	84,252	16,378,589
Ryerson Holding Corp.	23,562	710,159
Schnitzer Steel Industries Inc., Class A	35,700	1,450,134
Steel Dynamics Inc.	259,896	22,189,921
SunCoke Energy Inc.	117,096	947,307
TimkenSteel Corp.(a)	52,122	1,204,018
U.S. Steel Corp.	354,144	8,878,390
Warrior Met Coal Inc.	69,972	2,352,459
Worthington Industries Inc.	44,982	2,097,960
		251,099,611
Total Common Stocks — 98.7%
(Cost: $1,557,581,664)		1,622,776,538

Preferred Stocks

Brazil — 0.9%
Bradespar SA, Preference Shares, NVS	377,706	2,271,378
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares, NVS	52,836	628,022
Gerdau SA, Preference Shares, NVS	1,554,378	9,540,395
Metalurgica Gerdau SA, Preference Shares, NVS	986,034	2,529,117
		14,968,912
Russia — 0.0%
Mechel PJSC, Preference Shares, NVS(b)	96,000	16

Total Preferred Stocks — 0.9%
(Cost: $11,502,275)		14,968,928

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	20,247,405	20,247,405
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(e)(f)	2,350,000	2,350,000
		22,597,405
Total Short-Term Securities — 1.4%
(Cost: $22,596,018)		22,597,405

Total Investments in Securities — 101.0%
(Cost: $1,591,679,957)		1,660,342,871

Liabilities in Excess of Other Assets — (1.0)%		(15,823,799)

Net Assets — 100.0%		$1,644,519,072

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
May 31, 2022

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	All or a portion of this security is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,852,782	$13,405,782	(a)	$—	$(11,991)	$832	$20,247,405	20,247,405	$196,356	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,350,000	(a)	—	—	—	2,350,000	2,350,000	2,025		—
					$(11,991)	$832	$22,597,405		$198,381		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Energy Select Sector Index	21	06/17/22	$1,904	$160,501
MSCI Emerging Markets Index	71	06/17/22	3,775	143,934
				$304,435

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
May 31, 2022

Fair Value Measurements (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$499,002,271	$1,121,716,338	$2,057,929	$1,622,776,538
Preferred Stocks	14,968,912	—	16	14,968,928
Money Market Funds	22,597,405	—	—	22,597,405
	$536,568,588	$1,121,716,338	$2,057,945	$1,660,342,871
Derivative financial instruments(a)
Assets
Futures Contracts	$304,435	$—	$—	$304,435

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company